Financial Instruments (Details) - Schedule of interest payable and interest payments $ in Thousands	Dec. 31, 2021 CAD ($)
Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of interest payable and interest payments [Line Items]
Interest payable	$ 361
Interest payments	7,304
Indebtedness [Member]
Financial Instruments (Details) - Schedule of interest payable and interest payments [Line Items]
Interest payable	19,453
Interest payments	$ 877,164